                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04222

                  Morgan Stanley New York Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: June 30, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Tax-Free Income Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six-months ended June 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2005

                                                    LEHMAN         LIPPER
                                                  BROTHERS       NEW YORK
                                                 MUNICIPAL      MUNICIPAL
                                                      BOND     DEBT FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)       INDEX(2)
   2.78%       2.46%       2.46%       2.75%         2.89%          2.88%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Consumer spending and business investment helped the U. S. economy expand at a solid pace during the six-month period ending June 30, 2005. However, the direction of some economic indicators, including job growth, remained uneven and caused uncertainty about the strength of the economy. Consequently, interest rates fluctuated, moving higher when reports were strong and lower when data was weaker than anticipated. The first quarter of 2005 saw generally rising interest rates. By April, however, the themes of low inflation and slow growth were again prevalent and interest rates fell through the end of the June.

Throughout the period, the Federal Open Market Committee (the "Fed") reaffirmed its pledge to raise the federal funds target rate at a "measured" pace. Continuing the policy shift begun in June 2004, the Fed increased the federal funds target rate four times during the first half of 2005, in 25 basis point increments. These moves brought the federal funds target rate to 3.25 percent at the end of the reporting period.

Against this setting, the municipal bond market followed the taxable market and the yields of long-term tax-exempt issues increased in the first quarter. The course changed in the second quarter, as the market rallied and yields fell to near-record lows. Persistent investor demand for income sustained the momentum of this long-term bond rally. Meanwhile, the yields of shorter maturity bonds -- which were more directly influenced by the Fed's actions -- rose. As a result, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investors' quest for yield favored lower-quality investment grade bonds over high-grade issues, keeping quality spreads tight.

Led by a surge in refundings, municipal issuers continued to rush to the market in the first six months of 2005. New issue volume increased by nine percent to $206 billion, a record for the first six months of a calendar year. Refundings increased to 35 percent of total issuance, up from 24 percent in 2004. Bonds backed by insurance dominated issuance and increased their market penetration to 60 percent. New York issuers represented 10 percent of the total new underwriting volume in 2005.

On the demand side, the municipal-to-Treasury yield ratio, which gauges relative performance between the two markets, was attractive for tax-exempt bonds. As a result, institutional investors (such as arbitrage accounts and hedge funds) that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase bonds. However, retail investors were deterred by the absolute level of rates and largely remained on the sidelines for most of the period.

New York's economy demonstrated sustained improvement. Residential real-estate markets show continued strength while commercial and industrial markets remained stable. Led by hiring in the securities industry, employment showed steady gains. On the fiscal front, for the first time in 21 years, the state legislature passed a budget on time.

PERFORMANCE ANALYSIS

Morgan Stanley New York Tax-Free Income Fund underperformed the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index for the six-month period ending June 30, 2005, assuming no deduction of applicable sales charges.

During the period, the Fund maintained a conservative strategy in anticipation of continued Fed tightening and higher interest rates. As result, the Fund's overall duration* (a measure of interest rate sensitivity) was managed to be lower than its benchmark. The Fund's option adjusted duration was 6.0 years at the end of June. This positioning helped performance early in the period when rates rose into April, but hindered total returns when rates declined later in the period. The Fund continued to maintain a high average credit quality, with 85 percent of assets in bonds rated A or higher at the close of the reporting period. As credit spreads tightened, this high grade orientation had an adverse impact on performance. The Fund's net assets of $112.4 million were well diversified across 42 credits in 11 long-term sectors.

------------------
* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAX OR OTHER LOCAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., GENERALLY INVESTS THE FUND'S ASSETS IN INVESTMENT GRADE, NEW YORK MUNICIPAL OBLIGATIONS. MUNICIPAL OBLIGATIONS ARE BONDS, NOTES OR SHORT-TERM COMMERCIAL PAPER ISSUED BY STATE GOVERNMENTS, LOCAL GOVERNMENTS OR THEIR RESPECTIVE AGENCIES. THESE MUNICIPAL OBLIGATIONS WILL HAVE THE FOLLOWING RATINGS AT THE TIME OF PURCHASE:

o MUNICIPAL BONDS -- WITHIN THE FOUR HIGHEST GRADES BY MOODY'S INVESTORS SERVICE INC. ("MOODY'S"), STANDARD & POOR'S CORPORATION ("S&P") OR FITCH IBCA INC. ("FITCH");

o MUNICIPAL NOTES -- WITHIN THE TWO HIGHEST GRADES OR, IF NOT RATED, HAVE OUTSTANDING BONDS WITHIN THE FOUR HIGHEST GRADES BY MOODY'S, S&P OR FITCH; AND

o MUNICIPAL COMMERCIAL PAPER -- WITHIN THE HIGHEST GRADE BY MOODY'S S&P OR
  FITCH.
THE FUND MAY ALSO INVEST IN UNRATED SECURITIES WHICH ARE JUDGED BY THE INVESTMENT MANAGER TO HAVE COMPARABLE QUALITY TO THE SECURITIES DESCRIBED ABOVE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS

   TOP FIVE SECTORS
   Other                                               12.6%
   Water & Sewer                                       12.4
   Hospital                                            11.5
   Industrial Development/Pollution Control             9.9
   Refunded                                             8.7

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             53.4%
   Aa/AA                                               21.1
   A/A                                                 10.4
   Baa/BBB                                             11.6
   NR                                                   3.5

Data as of June 30, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of June 30, 2005


WEIGHTED AVERAGE MATURITY: 17 YEARS

Years                                                                           Percent
-----                                                                           -------
1-5                                                                               12
6-10                                                                              16
11-15                                                                             16
16-20                                                                             25
21-25                                                                             16
26-30                                                                              8
30+                                                                                7

Portfolio structure is subject to change.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of June 30, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

[BAR GRAPH]

                                                                               Percent
                                                                               -------
2005(a)                                                                           12
2006                                                                              12
2007                                                                               0
2008                                                                               7
2009                                                                               3
2010                                                                              11
2011                                                                               4
2012                                                                              13
2013                                                                              11
2014                                                                               6
2015+                                                                             21

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.5%

                                                                               Percent
                                                                               -------
2005(a)                                                                           6.6
2006                                                                              6.5
2007                                                                              0.0
2008                                                                              5.3
2009                                                                              5.8
2010                                                                              5.5
2011                                                                              4.9
2012                                                                              4.7
2013                                                                              4.9
2014                                                                              4.7
2015+                                                                             5.5

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.6% on 12% of the long-term portfolio that is callable in 2005.

     Portfolio structure is subject to change.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2005

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 04/25/85)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              NYFAX                     NYFBX                    NYFCX                    NYFDX
   1 YEAR                               7.64%(3)                  7.06%(3)                 7.05%(3)                 7.78%(3)
                                        3.07(4)                   2.06(4)                  6.05(4)                    --
   5 YEARS                              6.59(3)                   5.79(3)                  5.84(3)                  6.53(3)
                                        5.67(4)                   5.46(4)                  5.84(4)                    --
   10 YEARS                               --                      5.09(3)                    --                       --
                                          --                      5.09(4)                    --                       --
   SINCE INCEPTION                      5.19(3)                   6.65(3)                  4.53(3)                  5.26(3)
                                        4.61(4)                   6.65(4)                  4.53(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper New York Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper New York Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/05 - 06/30/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/05 -
                                                                     01/01/05            06/30/05             06/30/05
                                                                   -------------       -------------       ---------------
CLASS A
Actual (2.78% return).......................................         $1,000.00           $1,027.80              $4.47
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.38              $4.46
CLASS B
Actual (2.46% return).......................................         $1,000.00           $1,024.60              $7.08
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.80              $7.05
CLASS C
Actual (2.46% return).......................................         $1,000.00           $1,024.60              $7.08
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.80              $7.05
CLASS D
Actual (2.75% return).......................................         $1,000.00           $1,027.50              $3.32
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.52              $3.31

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.89%, 1.41%, 1.41% and 0.66% respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.97%, 1.49%, 1.49% and 0.74%, respectively.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for each of the three periods. The Board noted that the range of performance of the funds in the performance peer group was relatively narrow in each of those periods and the Fund's performance was very close to that of its performance peer group in every period. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was higher than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; but (ii) the Fund's total expense ratio was lower than the average total expense ratio of the funds included in the Fund's expense peer group taking into account the cap on the Fund's total expenses. The Board concluded that the management fee rate was competitive in light of the fact that the Adviser managed the Fund so that the total expense ratio of the Fund was less than the total expense ratio of the Funds in the expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds (98.2%)
            General Obligation (6.8%)
$  1,000    New York City, 2005 Ser G.................................   5.00%       12/01/26  $  1,060,480
   3,500    New York State, Ser 1995 B Refg...........................   5.70        08/15/13     3,547,950
   3,000    Puerto Rico, Public Improvement Refg Ser 1987 A...........   3.00        07/01/06     3,000,360
                                                                                               ------------
--------
                                                                                                  7,608,790
   7,500
                                                                                               ------------
--------
            Educational Facilities Revenue (7.0%)
     500    Hempstead Industrial Development Agency, Hofstra
              University Ser 1996 (MBIA)..............................   5.80        07/01/15       525,120
     585    Madison County Industrial Development Agency, Morrisville
              State College Student Housing Ser 2005A (CIFG)..........   5.00        06/01/37       612,360
            New York State Dormitory Authority,
   3,000      City University Ser 1993 A..............................   5.75        07/01/09     3,273,030
   1,000      New York University Ser 1998 A (MBIA)...................   5.75        07/01/15     1,183,410
   2,000      State University 1993 Ser A.............................   5.25        05/15/15     2,252,640
                                                                                               ------------
--------
                                                                                                  7,846,560
   7,085
                                                                                               ------------
--------
            Electric Revenue (5.3%)
            Long Island Power Authority,
   2,000      Ser 2000 A (FSA)........................................   0.00        06/01/18     1,205,060
   1,345      Ser 2003 C..............................................   5.50        09/01/21     1,484,840
   1,000      Ser 1998 A (FSA)........................................   5.125       12/01/22     1,056,880
   2,000    New York State Power Authority, Ser 2000 A................   5.25        11/15/40     2,159,880
                                                                                               ------------
--------
                                                                                                  5,906,660
   6,345
                                                                                               ------------
--------
            Hospital Revenue (11.5%)
   2,000    New York City Health & Hospital Corporation, Health 2003
              Ser A (Ambac)...........................................   5.25        02/15/22     2,200,060
            New York State Dormitory Authority,
   1,000      Catholic Health Long Island - St Francis Hospital Ser
              2004....................................................   5.00        07/01/27     1,032,560
   1,000      Department of Health Refg Ser 2004......................   5.00        07/01/22     1,065,250
   2,000      Memorial Sloan-Kettering Cancer Center 2003 Ser I
              (MBIA)..................................................   5.00        07/01/23     2,140,620
   1,000      Montefiore Medical Center FHA Insured Mtge Ser 2004
              (FGIC)..................................................   5.00        08/01/29     1,071,940
   2,000      Winthrop South Nassau University Health Ser 2003 B......   5.50        07/01/23     2,139,400
   3,190    New York State Medical Care Facilities Finance Agency,
              Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B
              (FSA)...................................................   5.50        02/15/22     3,230,258
                                                                                               ------------
--------
                                                                                                 12,880,088
  12,190
                                                                                               ------------
--------
            Industrial Development/Pollution Control Revenue (9.9%)
            New York City Industrial Development Agency,
   1,000      Airis JFK I LLC Ser 2001A (AMT).........................   5.50        07/01/28     1,018,490
   2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)...................................................   5.75        10/01/36     2,002,120

12
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------
$  6,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser D (AMT)..................  10.933++%    07/01/26  $  6,659,220
   1,500    Westchester Tobacco Asset Securitization Corporation, Ser
              2005....................................................   5.125       06/01/45     1,501,200
                                                                                               ------------
--------
                                                                                                 11,181,030
  10,500
                                                                                               ------------
--------
            Mortgage Revenue - Multi-Family (8.3%)
            New York City Housing Development Corporation,
   1,834      East Midtown - FHA Ins Sec 223..........................   6.50        11/15/18     1,929,344
   1,882      Ruppert - FHA Ins Sec 223...............................   6.50        11/15/18     1,979,646
   5,135    New York State Housing Finance Agency, 1996 Ser A Refg
              (FSA)...................................................   6.10        11/01/15     5,400,531
                                                                                               ------------
--------
                                                                                                  9,309,521
   8,851
                                                                                               ------------
--------
            Public Facilities Revenue (7.6%)
   1,000    Montgomery County Individual Development Agency, Hamilton
              Fulton Montgomery Board of Cooperative Educational
              Services Ser 2004 A (XLCA)..............................   5.00        07/01/34     1,062,150
     500    New York City Cultural Resources Trust, The New York
              Botanical Garden Ser 1996 (MBIA)........................   5.75        07/01/16       519,905
   1,035    New York City Industrial Development Agency, Royal Charter
              Properties - The New York & Presbyterian Hospital
              Parking Ser 2001 (FSA)..................................   5.25        12/15/32     1,131,141
            New York State Dormitory Authority,
   2,000      School District Ser 2002 E (MBIA).......................   5.50        10/01/17     2,253,460
   1,300      School District Ser 2002 C (MBIA).......................   5.25        04/01/21     1,427,946
   2,000    Puerto Rico Public Buildings Authority, Refg Ser J (Ambac)
              (Mandatory Tender 07/01/12).............................   5.00        07/01/36     2,193,360
                                                                                               ------------
--------
                                                                                                  8,587,962
   7,835
                                                                                               ------------
--------
            Transportation Facilities Revenue (8.1%)
     400    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA).........................................   5.75        01/01/25       404,904
   3,000    Metropolitan Transportation Authority, Dedicated Tax Refg
              Ser 2002 A (FSA)........................................   5.25        11/15/24     3,299,640
   3,000    Triborough Bridge & Tunnel Authority, Ser 2001 A..........   5.00        01/01/32     3,141,420
   2,000    Puerto Rico Highway & Transportation Authority, Refg Ser
              X.......................................................   5.50        07/01/15     2,273,600
                                                                                               ------------
--------
                                                                                                  9,119,564
   8,400
                                                                                               ------------
--------
            Water & Sewer Revenue (12.4%)
            New York City Municipal Water Finance Authority,
   2,000      2005 Ser C (MBIA).......................................   5.00        06/15/27     2,162,060
   2,000      2005 Ser B (Ambac)......................................   5.00        06/15/28     2,153,740
   3,000      2001 Ser B..............................................   5.125       06/15/31     3,158,610
   2,000    New York State Environment Facilities Corporation, Clean
              Water Ser 2003 C........................................   5.00        07/15/23     2,153,420

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON     MATURITY
THOUSANDS                                                                RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------
$  4,000    Suffolk County Industrial Development Agency, Southwest
              Sewer Ser 1994 (FGIC)...................................   6.00%       02/01/08  $  4,313,760
                                                                                               ------------
--------
                                                                                                 13,941,590
  13,000
                                                                                               ------------
--------
            Other Revenue (12.6%)
   2,000    Battery Park City Authority, Ser 2003A....................   5.00        11/01/24     2,155,340
     750    Nassau County, Interim Finance Authority, Sales Tax Ser
              2005 A (MBIA) (WI)......................................   5.00        11/15/24       810,825
            New York City Transitional Finance Authority,
   2,000      2003 Ser D (MBIA).......................................   5.25        02/01/20     2,207,520
   2,000      Refg 2003 Ser A.........................................   5.50#       11/01/26     2,245,120
   4,000    New York Local Government Assistance Corporation, Ser 1993
              C.......................................................   5.50        04/01/17     4,637,439
   2,000    Puerto Rico Infrastructure Financing Authority, Ser 2005
              B.......................................................   5.00        07/01/41     2,114,000
                                                                                               ------------
--------
                                                                                                 14,170,244
  12,750
                                                                                               ------------
--------
            Refunded (8.7%)
   2,595    New York State Dormitory Authority, Suffolk County
              Judicial Ser 1986 (ETM).................................   7.375       07/01/16     3,169,274
   2,000    New York City Transitional Finance Authority, 2001 Ser
              A.......................................................   5.375      02/15/10+     2,225,180
   4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)...................................................   5.375       10/01/24     4,425,640
                                                                                               ------------
--------
                                                                                                  9,820,094
   8,595
                                                                                               ------------
--------
 103,051    Total New York Tax-Exempt Municipal Bonds (Cost $102,015,462)....................   110,372,103
                                                                                               ------------
--------
            Short-Term New York Tax-Exempt Municipal Obligations
              (1.4%)
            New York City Municipal Water Finance Authority,
     400      2000 Ser C (Demand 07/01/05)............................   2.25*       06/15/33       400,000
   1,200      1994 Ser (Demand 07/01/05)..............................   2.21*       06/15/24     1,200,000
                                                                                               ------------
--------

   1,600    Total Short-Term New York Tax-Exempt Municipal Obligations (Cost
            $1,600,000)..........................................................                1,600,000
                                                                                              ------------
--------
$104,651    Total Investments (Cost $103,615,462) (a) (b)........................    99.6%     111,972,103
========
            Other Assets in Excess of Liabilities................................     0.4          476,128
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $112,448,231
                                                                                    =====     ============

14
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED) continued

---------------------

   AMT      Alternative Minimum Tax.
   ETM      Escrowed to maturity.
   FHA      Federal Housing Administration.
   WI       Security purchased on a when-issued basis.
   *        Current coupon of variable rate demand obligation.
   #        Step up coupon; will convert to 14% on November 1, 2011.
   +        Prerefunded to call date shown.
   ++       Current coupon rate for inverse floating rate municipal
            obligation. This rate resets periodically as the auction
            rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of
            $6,659,220 which represents 5.9% of net assets.
   (a)      A Security has been designated as collateral in an amount
            equal to $807,675 in connection with securities purchased on a when-issued basis.
   (b)      The aggregate cost for federal income tax purposes is
            $103,549,336. The aggregate gross and net unrealized
            appreciation is $8,422,767.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
   CIFG     CIFG Assurance North America Inc.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Corporation.

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $103,615,462).....  $111,972,103
Cash........................................................        62,962
Receivable for:
    Interest................................................     1,535,430
    Shares of beneficial interest sold......................         7,189
Prepaid expenses and other assets...........................        12,896
                                                              ------------
    Total Assets............................................   113,590,580
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       807,675
    Shares of beneficial interest redeemed..................       130,712
    Distribution fee........................................        35,412
    Investment advisory fee.................................        33,280
    Dividends and distributions to shareholders.............        25,957
    Administration fee......................................         7,395
Accrued expenses and other payables.........................       101,918
                                                              ------------
    Total Liabilities.......................................     1,142,349
                                                              ------------
    Net Assets..............................................  $112,448,231
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $103,160,300
Net unrealized appreciation.................................     8,356,641
Accumulated undistributed net investment income.............       114,821
Accumulated undistributed net realized gain.................       816,469
                                                              ------------
    Net Assets..............................................  $112,448,231
                                                              ============
Class A Shares:
Net Assets..................................................   $67,387,484
Shares Outstanding (unlimited authorized, $.01 par value)...     5,765,679
    Net Asset Value Per Share...............................        $11.69
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net asset value).........        $12.21
                                                              ============
Class B Shares:
Net Assets..................................................   $30,791,379
Shares Outstanding (unlimited authorized, $.01 par value)...     2,652,089
    Net Asset Value Per Share...............................        $11.61
                                                              ============
Class C Shares:
Net Assets..................................................    $4,016,832
Shares Outstanding (unlimited authorized, $.01 par value)...       345,744
    Net Asset Value Per Share...............................        $11.62
                                                              ============
Class D Shares:
Net Assets..................................................   $10,252,536
Shares Outstanding (unlimited authorized, $.01 par value)...       886,544
    Net Asset Value Per Share...............................        $11.56
                                                              ============

16
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $3,010,828
                                                              ----------
Expenses
Distribution fee (Class A shares)...........................      32,081
Distribution fee (Class B shares)...........................     269,563
Distribution fee (Class C shares)...........................      14,541
Investment advisory fee.....................................     266,520
Administration fee..........................................      45,365
Shareholder reports and notices.............................      33,448
Transfer agent fees and expenses............................      32,387
Professional fees...........................................      21,190
Trustees' fees and expenses.................................       4,335
Registration fees...........................................       4,295
Custodian fees..............................................       3,395
Other.......................................................       5,884
                                                              ----------
    Total Expenses..........................................     733,004
                                                              ----------

Less: amounts waived/reimbursed.............................     (43,256)

Less: expense offset........................................      (2,980)
                                                              ----------
    Net Expenses............................................     686,768
                                                              ----------
    Net Investment Income...................................   2,324,060
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................     816,482
Net change in unrealized appreciation.......................    (259,869)
                                                              ----------
    Net Gain................................................     556,613
                                                              ----------
Net Increase................................................  $2,880,673
                                                              ==========

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2005   DECEMBER 31, 2004
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $  2,324,060      $  4,869,500
Net realized gain...........................................       816,482           484,737
Net change in unrealized appreciation.......................      (259,869)       (1,767,100)
                                                              ------------      ------------
    Net Increase............................................     2,880,673         3,587,137
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (587,090)         (160,869)
    Class B shares..........................................    (1,412,190)       (4,055,361)
    Class C shares..........................................       (75,168)         (166,738)
    Class D shares..........................................      (241,032)         (500,882)
Net realized gain
    Class A shares..........................................      (235,754)           (3,799)
    Class B shares..........................................      (109,719)         (137,274)
    Class C shares..........................................       (14,157)           (5,610)
    Class D shares..........................................       (36,302)          (14,668)
                                                              ------------      ------------
    Total Dividends and Distributions.......................    (2,711,412)       (5,045,201)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (4,717,120)      (15,135,523)
                                                              ------------      ------------
    Net Decrease............................................    (4,547,859)      (16,593,587)
Net Assets:
Beginning of period.........................................   116,996,090       133,589,677
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $114,821 and $106,241, respectively).....................  $112,448,231      $116,996,090
                                                              ============      ============

18
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisers, Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.47% to the portion of daily net assets not exceeding $500 million and 0.445% to the portion of daily net assets exceeding $500 million.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceeds 0.65% of the daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $7,215 at June 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

six months ended June 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $37,108 and $214, respectively and received $14,401 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005 aggregated $7,029,640 and $14,034,695, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent. At June 30, 2005, the Fund had transfer agent fees and expenses payable of approximately $1,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended June 30, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,658. At June 30, 2005, the Fund had an accrued pension liability of $61,074 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

5. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             JUNE 30, 2005             DECEMBER 31, 2004
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................      64,613   $    752,035       91,244   $  1,060,865
Conversion from Class B..............................   5,584,931     64,954,258           --             --
Reinvestment of dividends and distributions..........      42,609        497,619        9,012        104,777
Redeemed.............................................    (168,061)    (1,961,381)    (222,171)    (2,571,512)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class A....................   5,524,092     64,242,531     (121,915)    (1,405,870)
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................      89,461      1,035,365      241,318      2,792,882
Conversion to Class A................................  (5,623,614)   (64,954,258)          --             --
Reinvestment of dividends and distributions..........      62,824        726,186      200,193      2,311,536
Redeemed.............................................    (463,568)    (5,365,245)  (1,523,423)   (17,582,961)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (5,934,897)   (68,557,952)  (1,081,912)   (12,478,543)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................      39,626        458,953       55,933        656,957
Reinvestment of dividends and distributions..........       5,214         60,404        8,938        103,264
Redeemed.............................................     (49,608)      (574,642)    (113,739)    (1,310,198)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class C...............................      (4,768)       (55,285)     (48,868)      (549,977)
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      32,020        369,511       86,883        999,084
Reinvestment of dividends and distributions..........      14,378        165,769       25,917        298,128
Redeemed.............................................     (76,230)      (881,694)    (173,821)    (1,998,345)
                                                       ----------   ------------   ----------   ------------
Net decrease  Class D................................     (29,832)      (346,414)     (61,021)      (701,133)
                                                       ----------   ------------   ----------   ------------
Net decrease in Fund.................................    (445,405)  $ (4,717,120)  (1,313,716)  $(15,135,523)
                                                       ==========   ============   ==========   ============

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2005 (UNAUDITED) continued

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                     FOR THE YEAR ENDED DECEMBER 31,
                                                    MONTHS ENDED           ---------------------------------------------------
                                                    JUNE 30, 2005           2004        2003        2002        2001     2000
                                                    -------------          ------      ------      ------      ------   ------
                                                     (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period..............     $11.67              $11.79      $11.82      $11.47      $11.56   $10.89
                                                       ------              ------      ------      ------      ------   ------

Income (loss) from investment operations:
    Net investment income.........................       0.26                0.52        0.51        0.52        0.53     0.53
    Net realized and unrealized gain (loss).......       0.06               (0.11)       0.06        0.62       (0.06)    0.66
                                                       ------              ------      ------      ------      ------   ------

Total income from investment operations...........       0.32                0.41        0.57        1.14        0.47     1.19
                                                       ------              ------      ------      ------      ------   ------

Less dividends and distribution from:
    Net investment income.........................      (0.26)              (0.51)      (0.51)      (0.52)      (0.53)   (0.52)
    Net realized gain.............................      (0.04)              (0.02)      (0.09)      (0.27)      (0.03)    --
                                                       ------              ------      ------      ------      ------   ------

Total dividends and distributions.................      (0.30)              (0.53)      (0.60)      (0.79)      (0.56)   (0.52)
                                                       ------              ------      ------      ------      ------   ------

Net asset value, end of period....................     $11.69              $11.67      $11.79      $11.82      $11.47   $11.56
                                                       ======              ======      ======      ======      ======   ======

Total Return+.....................................       2.78%(1)            3.61%       4.90%      10.18%       4.08%   11.29%

Ratios to Average Net Assets(3)(4):
Expenses (before expense offset)..................       0.89%(2)(5)         0.84%(5)    0.93%       0.92%       0.94%    0.96%

Net investment income.............................       4.42%(2)(5)         4.42%(5)    4.29%       4.44%       4.50%    4.78%

Supplemental Data:
Net assets, end of period, in thousands...........    $67,387              $2,819      $4,285      $5,226      $3,084     $661

Portfolio turnover rate...........................          6%(1)              11%         20%         21%         11%      21%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         June 30, 2005              0.97%               4.34%
         December 31, 2004          0.89                4.37




26
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                          FOR THE YEAR ENDED DECEMBER 31,
                                        MONTHS ENDED           -------------------------------------------------------------
                                        JUNE 30, 2005           2004          2003          2002          2001       2000
                                        -------------          -------      --------      --------      --------   ---------
                                         (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period...............................     $11.59               $11.71        $11.80        $11.48        $11.60      $10.91
                                           ------               ------        ------        ------        ------      ------

Income (loss) from investment
 operations:
    Net investment income.............       0.22                 0.45          0.44          0.46          0.47        0.47
    Net realized and unrealized gain
    (loss)............................       0.06                (0.11)         0.00          0.59         (0.10)       0.69
                                           ------               ------        ------        ------        ------      ------

Total income from investment
 operations...........................       0.28                 0.34          0.44          1.05          0.37        1.16
                                           ------               ------        ------        ------        ------      ------

Less dividends and distributions from:
    Net investment income.............      (0.22)               (0.44)        (0.44)        (0.46)        (0.46)      (0.47)
    Net realized gain.................      (0.04)               (0.02)        (0.09)        (0.27)        (0.03)     --
                                           ------               ------        ------        ------        ------      ------

Total dividends and distributions.....      (0.26)               (0.46)        (0.53)        (0.73)        (0.49)      (0.47)
                                           ------               ------        ------        ------        ------      ------

Net asset value, end of period........     $11.61               $11.59        $11.71        $11.80        $11.48      $11.60
                                           ======               ======        ======        ======        ======      ======

Total Return+.........................       2.46%(1)             3.01%         3.81%         9.32%         3.26%      10.90%

Ratios to Average Net Assets(3)(4):
Expenses (before expense offset)......       1.41%(2)(5)          1.43%(5)      1.46%         1.46%         1.46%       1.47%

Net investment income.................       3.90%(2)(5)          3.83%(5)      3.76%         3.90%         3.99%       4.27%

Supplemental Data:
Net assets, end of period, in
 thousands............................    $30,791              $99,530      $113,223      $122,099      $117,519    $121,867

Portfolio turnover rate...............          6%(1)               11%           20%           21%           11%         21%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         June 30, 2005              1.49%               3.82%
         December 31, 2004          1.48                3.78




                                                                              27
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX                     FOR THE YEAR ENDED DECEMBER 31,
                                                    MONTHS ENDED           ---------------------------------------------------
                                                    JUNE 30, 2005           2004        2003        2002        2001     2000
                                                    -------------          ------      ------      ------      ------   ------
                                                     (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..............     $11.60              $11.72      $11.79      $11.46      $11.57   $10.89
                                                       ------              ------      ------      ------      ------   ------

Income (loss) from investment operations:
    Net investment income.........................       0.22                0.45        0.44        0.46        0.47     0.47
    Net realized and unrealized gain (loss).......       0.06               (0.11)       0.02        0.60       (0.09)    0.68
                                                       ------              ------      ------      ------      ------   ------

Total income from investment operations...........       0.28                0.34        0.46        1.06        0.38     1.15
                                                       ------              ------      ------      ------      ------   ------

Less dividends and distribution from:
    Net investment income.........................      (0.22)              (0.44)      (0.44)      (0.46)      (0.46)   (0.47)
    Net realized gain.............................      (0.04)              (0.02)      (0.09)      (0.27)      (0.03)    --
                                                       ------              ------      ------      ------      ------   ------

Total dividends and distributions.................      (0.26)              (0.46)      (0.53)      (0.73)      (0.49)   (0.47)
                                                       ------              ------      ------      ------      ------   ------

Net asset value, end of period....................     $11.62              $11.60      $11.72      $11.79      $11.46   $11.57
                                                       ======              ======      ======      ======      ======   ======

Total Return+.....................................       2.46%(1)            3.01%       3.98%       9.41%       3.33%   10.81%

Ratios to Average Net Assets(3)(4):
Expenses (before expense offset)..................       1.41%(2)(5)         1.43%(5)    1.46%       1.46%       1.46%    1.47%

Net investment income.............................       3.90%(2)(5)         3.83%(5)    3.76%       3.90%       3.99%    4.27%

Supplemental Data:
Net assets, end of period, in thousands...........     $4,017              $4,066      $4,679      $3,521      $3,557   $1,318

Portfolio turnover rate...........................          6%(1)              11%         20%         21%         11%      21%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         June 30, 2005              1.49%               3.82%
         December 31, 2004          1.48                3.78




28
                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED           --------------------------------------------------------
                                              JUNE 30, 2005           2004         2002         2003         2001      2000
                                              -------------          -------      -------      -------      -------   -------
                                               (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period........     $11.55               $11.67       $11.76       $11.46       $11.58    $10.90
                                                 ------               ------       ------       ------       ------    ------

Income (loss) from investment operations:
    Net investment income...................       0.27                 0.53         0.53         0.55         0.56      0.55
    Net realized and unrealized gain
    (loss)..................................       0.05                (0.10)        0.00         0.56        (0.10)     0.68
                                                 ------               ------       ------       ------       ------    ------

Total income from investment operations.....       0.32                 0.43         0.53         1.11         0.46      1.23
                                                 ------               ------       ------       ------       ------    ------

Less dividends and distribution from:
    Net investment income...................      (0.27)               (0.53)       (0.53)       (0.54)       (0.55)    (0.55)
    Net realized gain.......................      (0.04)               (0.02)       (0.09)       (0.27)       (0.03)    --
                                                 ------               ------       ------       ------       ------    ------

Total dividends and distributions...........      (0.31)               (0.55)       (0.62)       (0.81)       (0.58)    (0.55)
                                                 ------               ------       ------       ------       ------    ------

Net asset value, end of period..............     $11.56               $11.55       $11.67       $11.76       $11.46    $11.58
                                                 ======               ======       ======       ======       ======    ======

Total Return+...............................       2.75%(1)             3.78%        4.59%        9.96%        4.04%    11.64%

Ratios to Average Net Assets(3)(4):
Expenses (before expense offset)............       0.66%(2)(5)          0.68%(5)     0.71%        0.71%        0.71%     0.72%

Net investment income.......................       4.65%(2)(5)          4.58%(5)     4.51%        4.65%        4.74%     5.02%

Supplemental Data:
Net assets, end of period, in thousands.....    $10,253              $10,582      $11,402      $12,533      $10,285   $10,475

Portfolio turnover rate.....................          6%(1)               11%          20%          21%          11%       21%

---------------------

     +   Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         June 30, 2005              0.74%               4.57%
         December 31, 2004          0.73                4.53




                                                                              29
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
New York Tax-Free
Income Fund
Semiannual Report
June 30, 2005

[MORGAN STANLEY LOGO]

37935RPT-RA05-00665P-Y06/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Tax-Free Income Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer

August 23, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer

August 23, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer

August 23, 2005


                                        3